INCOME TAX - U.S. federal income tax rate (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Tax computed at the statutory U.S. federal income tax rate			$ (3,209)	$ 874	$ (903)
State and local taxes			1,073	487	433
Valuation allowances			8,564	(324)	1,296
Share-based compensation			2,287	2,002	1,453
Differences in foreign tax rate			(822)	(45)	(12)
Uncertain tax positions			684	1,494	771
Other			(257)	221	51
Income tax	$ 1,731	$ 2,573	$ 8,320	$ 4,709	$ 3,089